Equity (Details) - $ / shares		6 Months Ended
	May 23, 2022	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) [Line Items]
Increased in shares			48,880,441
Repurchase authorization description	On 23 May 2022, the Group announced that the Board of Directors has approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. As at 30 June 2022, the Group repurchased 15,665 shares with a cost of USD 118 thousand.
Shares capital [member]
Equity (Details) [Line Items]
Authorized share capital			750,000,000
Par value per share (in Dollars per share)			$ 0.01
Preference shares [member]
Equity (Details) [Line Items]
Authorized share capital			100,000,000
Par value per share (in Dollars per share)			$ 0.01
Common shares [Member]
Equity (Details) [Line Items]
Increased in shares		49,305,818
Earnout shares [member]
Equity (Details) [Line Items]
Authorized share capital		3,012,500
Vesting stock prices at lower range (in Dollars per share)		$ 11.5
Vesting stock price at upper range (in Dollars per share)		$ 15.25